UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walthausen & Co., LLC
Address:  9 Executive Park Drive, Suite B
	  Clifton Park, NY 12065




13F File Number:  28-13672


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Hodge
Title:     Chief Compliance officer
Phone:     (518) 348-7217


Signature, Place, and Date of Signing:

Mark Hodge   Clifton Park, NY      November 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:  80

Form13F Information Table Value Total: $377,081
				      (thousands)

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

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 							FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAON Inc                                        000360206     3682   156540 SH       Sole                   116249             40291
Allegiant Travel Co                             01748X102     5452   128825 SH       Sole                    93991             34834
Altisource Portfolio Solutions                  L0175J104     4450   142899 SH       Sole                   104558             38341
Ambassadors Group Inc                           023177108     3584   316065 SH       Sole                   231290             84775
Arch Chemicals Inc                              03937R102     7720   219995 SH       Sole                   161115             58880
Asta Funding Inc                                046220109     2030   266074 SH       Sole                   194585             71489
Baldwin And Lyons Inc Cl B                      057755209     1517    59589 SH       Sole                    44138             15451
Bemis Co Inc                                    081437105     2607    82105 SH       Sole                    66655             15450
Brigham Exploration Co                          109178103    10577   564115 SH       Sole                   417884            146231
Bryn Mawr Bank Corp                             117665109     5170   300205 SH       Sole                   219013             81192
CAI International Inc                           12477X106     4566   300980 SH       Sole                   229163             71817
CNA Surety Corp                                 12612L108     3673   204990 SH       Sole                   149144             55846
CPI Corp                                        125902106     2926   113050 SH       Sole                    82480             30570
CSG Systems International                       126349109     2284   125305 SH       Sole                    89832             35473
CSS Industries Inc                              125906107     4521   261470 SH       Sole                   194690             66780
Cabela's Inc                                    126804301     6308   332360 SH       Sole                   240515             91845
Cabot Microelectronics Corp                     12709P103     5538   172090 SH       Sole                   121133             50957
Chiquita Brands Int'l Inc                       170032809     5239   395695 SH       Sole                   288854            106841
Columbia Banking Systems Inc                    197236102     5004   254675 SH       Sole                   178272             76403
Community Bank Systems Inc                      203607106     5515   239670 SH       Sole                   176063             63607
Delta Apparel Inc                               247368103     1429    95288 SH       Sole                    70682             24606
Drew Industries Inc                             26168L205     6278   300980 SH       Sole                   212786             88194
Electronics For Imaging Inc                     286082102     5817   481141 SH       Sole                   351284            129857
Ennis Inc                                       293389102     4649   259870 SH       Sole                   199465             60405
Fairchild Semiconductor Int'l                   303726103     8191   871430 SH       Sole                   635779            235651
First Bancorp N.C.                              318910106     1947   142920 SH       Sole                   108997             33923
Flower Foods Inc                                343498101     5089   204855 SH       Sole                   149442             55413
Foster L.B. Company                             350060109     4045   139785 SH       Sole                   111562             28223
Global Power Equipment Group I                  37941P306      657    43111 SH       Sole                    25611             17500
Gulfport Energy Corp                            402635304     3397   245455 SH       Sole                   170707             74748
Hallmark Financial Services                     40624Q203     4818   551230 SH       Sole                   397662            153568
Hawk Corp                                       420089104     6124   141530 SH       Sole                    96324             45206
Hexcel Corp                                     428291108     5817   326965 SH       Sole                   238160             88805
Hill-Rom Holdings Inc                           431475102     5637   157065 SH       Sole                   113842             43223
Hutchinson Technology Inc                       448407106     3366   970120 SH       Sole                   674355            295765
IEC Electronics Corp                            44949L105      798   151800 SH       Sole                   151800
Interval Leisure Group Inc                      46113M108     5822   432250 SH       Sole                   305943            126307
John Bean Technologies Corp                     477839104     3916   243080 SH       Sole                   172180             70900
Kapstone Paper & Packaging Cor                  48562P103     1702   140165 SH       Sole                   100102             40063
Knoll Inc                                       498904200     6341   408860 SH       Sole                   308108            100752
Ladish Co Inc                                   505754200     5757   184935 SH       Sole                   134191             50744
Landec Corporation                              514766104     4635   746355 SH       Sole                   556975            189380
Lifetime Brands Inc                             53222Q103     4867   322308 SH       Sole                   228640             93668
Lydall Inc                                      550819106     5718   776865 SH       Sole                   570258            206607
Magellan Health Services Inc                    559079207     8572   181465 SH       Sole                   131500             49965
McGrath Rentcorp                                580589109     3869   161470 SH       Sole                   111126             50344
Mercer Int'l Inc                                588056101     1493   305250 SH       Sole                   210640             94610
Miller Industries Inc                           600551204     1056    78020 SH       Sole                    57614             20406
NN Inc                                          629337106     2274   275629 SH       Sole                   198799             76830
National Western Life Insuranc                  638522102     5313    37765 SH       Sole                    28406              9359
Nobel Learning Communities                      654889104     1982   286820 SH       Sole                   208651             78169
Northern Oil and Gas Inc                        665531109     7685   453640 SH       Sole                   328535            125105
Ocwen Financial Corp                            675746309    11203  1104790 SH       Sole                   823393            281397
Omnova Solutions Inc                            682129101     6893   958635 SH       Sole                   661178            297457
Overhill Farms Inc                              690212105     1066   232313 SH       Sole                   166706             65607
Owens & Minor Inc                               690732102     5371   188715 SH       Sole                   137753             50962
Park National Corp                              700658107     5220    81505 SH       Sole                    59320             22185
Pep Boys Manny Moe & Jack                       713278109     6136   579985 SH       Sole                   417406            162579
Platinum Underwriters Holdings                  G7127P100     4368   100375 SH       Sole                    73725             26650
Primerica Inc                                   74164M108     2693   132400 SH       Sole                   132400
RLI Corp                                        749607107     3188    56300 SH       Sole                    39500             16800
RTI International Metals Inc                    74973W107     5796   189280 SH       Sole                   136820             52460
Rent-A-Center Inc                               76009N100     5364   239665 SH       Sole                   174941             64724
Sally Beauty Holdings Inc                       79546E104     8348   745315 SH       Sole                   564619            180696
School Specialty Inc                            807863105     3219   247260 SH       Sole                   171240             76020
Silgan Holdings Inc                             827048109      754    23790 SH       Sole                    23790
Solutia Inc                                     834376501    10872   678625 SH       Sole                   493500            185125
Standex Int'l Corp                              854231107    10009   413785 SH       Sole                   301812            111973
Sterling Bancorp                                859158107     1312   150935 SH       Sole                   114805             36130
Suffolk Bancorp                                 864739107     1598    63110 SH       Sole                    39198             23912
Textainer Group Holdings Ltd                    G8766E109     3930   146955 SH       Sole                   113945             33010
Theragenics Corporation                         883375107     1230   968414 SH       Sole                   676249            292165
Thermadyne Holdings Corp                        883435307     8497   601360 SH       Sole                   436900            164460
Thomas & Betts Corp                             884315102     3077    75005 SH       Sole                    46245             28760
Universal Technical Institute                   913915104     3719   190225 SH       Sole                   139090             51135
Vishay Intertechnology Inc                      928298108    13437  1388105 SH       Sole                  1025449            362656
West Pharmaceuticals Services                   955306105     4126   120250 SH       Sole                    80465             39785
Whiting Petroleum Corp                          966387102     8210    85955 SH       Sole                    64731             21224
Xerium Technologies Inc                         98416J118     5908   448226 SH       Sole                   333482            114744
Xerium Technologies Inc Wts 5/                  98416J126      118    78337 SH       Sole                    52091             26246

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